Lease Liabilities (Details) - Schedule of Lease Liabilities	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Lease Liabilities [Abstract]
Current	$ 327,046	$ 223,700	$ 333,850
Non-current	334,909	229,078	95,403
Total liability	$ 661,955	$ 452,778	$ 429,253